Taxes - Demonstration of Income Tax and Social Contribution Expense (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Major components of tax expense (income) [abstract]
Income before income tax and social contribution	R$ 30,608	R$ 30,582	R$ 35,679
Charges (income tax and social contribution) at the rates in effect	(13,774)	(13,762)	(16,057)
Increase / decrease in income tax and social contribution charges arising from:
Share of profit or (loss) of associates and joint ventures net	147	169	165
Foreign exchange variation on investments abroad	4,381	397	(4,313)
Interest on capital	3,791	3,873	3,617
Corporate reorganizations (Note 2.4 a IV)	628	628	628
Dividends and interest on external debt bonds	516	420	365
Other nondeductible expenses net of non taxable income	1,747	3,736	11,697
Income tax and social contribution expenses	(2,564)	(4,539)	(3,898)
Related to temporary differences
Increase (reversal) for the period	(2,650)	(2,888)	(9,827)
Increase (reversal) of prior periods	245	70	62
(Expenses) / Income related to deferred taxes	(2,405)	(2,818)	(9,765)
Total income tax and social contribution expenses	R$ (4,969)	R$ (7,357)	R$ (13,663)